Trade payables and others	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade payables and others
This line item is analyzed as follows:

	December 31,
(in thousands of euro)	2018	2019	2020
Suppliers (excluding payables related to capital expenditures)	28,576	27,936	20,730
Tax and employee-related payables	5,661	6,999	8,325
Other payables	425	1,111	463
Trade payables and others excluding payables related to capital expenditures	34,662	36,047	29,519
Payables related to capital expenditures	56,993	13,458	20
Payables and others	91,655	49,504	29,539
The book value of trade payables and others is considered to be a reasonable approximation of their fair value.